Sohu.com Limited Shareholders' Equity (Changyou 2014 Share Incentive Plan, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 28, 2016	Jun. 01, 2015	Feb. 16, 2015	Nov. 02, 2014	Jun. 27, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,094	$ 41,468	$ 19,120
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of stock options granted	35,400
Share-based compensation expense	(6,500)	17,400	8,300
Total fair values of share options vested	5,700	14,800	9,100
Total intrinsic value of share options exercised	$ 14,900	$ 10,300	$ 4,300
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share rights granted under share incentive plan	10 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance							6,000,000	2,000,000
Plan expiration date	Jun. 30, 2024
Shares available for grant	3,023,000
Exercise prices of option granted				$ 0.01	$ 0.01
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options							2,416,000
Number of Class A restricted share units converted to options						24,000,000
Exercise prices of option granted						$ 0.01